Offerings	Sep. 20, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Preferred Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Amount Registered | shares	8,250,000,000
Maximum Aggregate Offering Price	$ 8,250,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,217,700.00
Offering Note	There is being registered hereunder an indeterminate number of securities of Canadian Imperial Bank of Commerce (the “Registrant”) as from time to time may be issued at prices determined at the time of issuance. This Registration Statement also covers an indeterminate amount of common shares of the Registrant as may be issued upon exercise, conversion or exchange of any class or series of debt securities that provide for such issuance. Separate consideration may not be received for these securities.This Registration Statement also covers an undeterminable amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed US$20,000,000,000, or the equivalent thereof in one or more foreign currencies.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Amount Registered | shares	11,750,000,000
Maximum Aggregate Offering Price	$ 11,750,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-273505
Carry Forward Initial Effective Date	Sep. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,542,800.00
Offering Note	Pursuant to Rule 415(a)(6) of the Securities Act, the US$20,000,000,000 of securities covered by this registration statement includes US$11,750,000,000 of unsold securities (the “unsold securities”) that previously were registered by the Registrant on Form F-3 under the Securities Act (File No. 333-273505), initially filed with the Commission on July 28, 2023, as amended by Pre-Effective Amendment No. 1 filed on September 5, 2023, and declared effective on September 6, 2023 (the “Prior Registration Statement”), for which the Registrant paid a registration fee of US$2,137,880. The US$1,294,850 previously paid filing fee associated with the offering US$11,750,000,000 of the unsold securities is hereby carried forward to be applied to the unsold securities registered hereunder, and no additional filing fee is due with respect to the unsold securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the Registrant sells any unsold securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated amount of unsold securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.